BANK BORROWINGS (Schedule of Maturity of Bank Borrowings) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
BANK BORROWINGS [Abstract]
Within one year	$ 30,734	191,473
Between one and two years	29,865	186,064
Between two and three years	17,139	106,777
Between three and four years	719	4,480
Between four and five years	575	3,580
Total	$ 79,032	492,374